Issued capital (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Issued Capital

	Consolidated
	31 Dec 2024	30 Jun 2024	31 Dec 2024	30 Jun 2024
	Shares	Shares	US$'000	US$'000

Ordinary shares - fully paid and unrestricted	213,504,987	186,367,686	1,985,104	1,764,289

Movements in Ordinary Share Capital
Movements in ordinary share capital

Details	Date	Shares	US$'000

Opening balance as at	1 July, 2024	186,367,686	1,764,289
Shares issued under the ATM Facility		25,407,471	221,767
Share based payment - Vested shares		1,729,830	5,852
Capital raise costs		-	(6,804)

Closing balance as at	31 December, 2024	213,504,987	1,985,104